CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Dec. 31, 2015	Dec. 31, 2014
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value	₪ 0.01	₪ 0.01
Ordinary shares, authorized	250,000,000	250,000,000
Ordinary shares, issued	33,289,839	30,501,352
Ordinary shares, outstanding	33,289,839	30,501,352